Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Preferential Tax Rates

The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates, are presented in the following table.

Subsidiaries	2012	2013	2014	2015	2016

Techfaith China (1)	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Intelligent Handset Beijing (1)	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Shanghai (1)	15.0%	15.0%	15.0%	15.0%	15.0%
One Net (1)	15.0%	15.0%	15.0%	15.0%	15.0%
TechSoft	12.5%	25.0%	25.0%	25.0%	25.0%

(1)

The HNTE status obtained by Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai in 2008 and the HNTE status obtained by One Net in 2011 under the EIT Law is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai renewed the HNTE status in 2011, and the Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future.

Accordingly, in calculating deferred tax assets and liabilities, the Group assumed its qualifying entities will continue to renew the HNTE status at the conclusion of the initial three year period.

Current and Deferred Income Tax Table

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive income were as follows:

	Year ended December 31,
	2010	2011	2012

Current tax	$9,651	$9,500	$5,531
Deferred tax	(193)	(81)	104

	$9,458	$9,419	$5,635

Deferred Tax Assets and Liabilities

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	Year ended December 31,
	2011	2012

Deferred tax assets - current:
Accrued expenses	$979	$1,186
Product warranty provision	1	13
Allowance for doubtful accounts	61	101
Inventory provision	299	699
Net operating losses carry forwards	201	—
Less: Valuation allowance	(1,334)	(1,999)

Net deferred tax assets - current	$207	$—

Deferred tax assets - non-current:
Depreciation and amortization	$204	$270
Net operating loss carry forwards	10,346	5,881
Less: Valuation allowance	(10,547)	(6,151)

Net deferred tax assets non-current	$3	$—

	Year ended December 31,
	2011	2012

Deferred tax liability - non-current:
Acquired intangible asset	$106	$—

Reconciliation of Provision Income Tax

Reconciliation between the provision for income tax computed by PRC enterprise income tax rate of 25% to income before income taxes and actual provision for income taxes is as follows:

	Year ended December 31,
	2010	2011	2012

Income before income tax	$38,116	$39,229	$3,790
Tax provision at PRC enterprise income tax rate of 25%	9,529	9,807	948
Expenses not deductible for tax purposes	2,428	2,127	881
Tax exemption and preferential tax rates granted to PRC entities	(3,629)	(2,233)	413
Effect of the different income tax rates in other jurisdictions	1,848	1,096	114
Changes in valuation allowances	(718)	(1,378)	3,279

	$9,458	$9,419	$5,635